Prepaid expenses and other receivable	12 Months Ended
Dec. 31, 2025
Prepaid expenses and other receivable
Prepaid expenses and other receivable

16. Prepaid expenses and other receivable

Prepaid expenses consist of the following:

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Prepaid expense due from third party	7,207	7,338
Other receivable amount due from directors	4,709	1,593
	11,916	8,931

Prepaid expense mainly represents the advance payment to secure the goods and services that delivered or provided to the Company.

The company advanced funds to directors to be held as petty cash for the purpose of paying company’s routine operating expenses. The amounts are interest free, unsecured, and are required to be used solely for Company expenditure.